Loss before taxation (Tables)	12 Months Ended
Dec. 31, 2019
Schedule Of Detailed Information About Loss Before Taxation [Abstract]
Summary of Loss before tax is stated after charging
Loss before tax is stated after charging:

	Year ended December 31, 2018	Year ended December 31, 201 9
Fees payable to the Company’s Auditor for the audit of Group accounts	323	514
Fees payable to the Company’s Auditor for other services:
Audit of subsidiary accounts	30	45
Audit-related assurance services	171	311
Accounting advisory services	10	—
Legal and professional fees including patent costs	936	2,413
Operating lease expense (IAS 17)	293	—
Depreciation of right-of-use assets (IFRS 16)	—	1,505
Depreciation (excluding right-of-use assets)	40	52